Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income:
Interest received on cash balances	£ 861	£ 345	£ 86
Foreign exchange gain on translating foreign currency denominated balances	1,922	0	687
Fair value adjustment on derivative financial instruments (note 17)	0	6,650	1,068
Other Income	0	23	0
Total finance income	2,783	7,018	1,841
Finance expense:
Fair value adjustment on derivative financial instruments (note 17)	1,219	0	0
Transaction costs allocated to the issue of warrants (note 17)		0	586
Foreign exchange loss on translating foreign currency denominated balances	0	2,392	0
Remeasurement of assumed contingent arrangement	0	0	122
Unwinding of discount factor related to the assumed contingent arrangement (note 19)	106	73	86
Total finance expense	£ 1,325	£ 2,465	£ 794